UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA             August 12, 2002
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:    $9450674
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Company       COM              025816109   497998 13711400 SH       SOLE                 12856400            855000
Anglo American PLC             COM              03485p102     1109    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   287279  5839000 SH       SOLE                  5304500            534500
Archstone-Smith Trust          COM              039583109   253175  9482200 SH       SOLE                  8747300            734900
Bear Stearns Companies, Inc.   COM              073902108     2005    32754 SH       SOLE                    32754
Computer Sciences Corporation  COM              205363104    30167   631100 SH       SOLE                   547200             83900
Electronic Data Systems Corpor COM              285661104     1300    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   314789 10458100 SH       SOLE                  9560500            897600
Equity Residential             COM              29476L107   419750 14600000 SH       SOLE                 13766200            833800
Fannie Mae                     COM              313586109   724284  9820802 SH       SOLE                  9117802            703000
Freddie Mac                    COM              313400301   898656 14683925 SH       SOLE                 13741125            942800
Gillette Co.                   COM              375766102      478    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1964    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   329614  4792300 SH       SOLE                  4390500            401800
Johnson & Johnson              COM              478160104     1902    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   327885  8006964 SH       SOLE                  7596764            410200
Lockheed Martin Corporation    COM              539830109     3927    56500 SH       SOLE                    56500
Mack-Cali Realty Corporation   COM              554489104   152614  4341800 SH       SOLE                  4068500            273300
Manpower Inc.                  COM              56418H100   146081  3975000 SH       SOLE                  3745500            229500
Mattel, Inc.                   COM              577081102      804    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   560493 19701000 SH       SOLE                 18327000           1374000
Nike, Inc.  Class B            COM              654106103     1078    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     3251   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   164276  5215116 SH       SOLE                  4821361            393755
PepsiCo, Inc.                  COM              713448108     3972    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   689467 15784511 SH       SOLE                 14708011           1076500
Pitney Bowes Inc.              COM              724479100   185695  4675100 SH       SOLE                  4373000            302100
R.R. Donnelley & Sons Company  COM              257867101   259862  9432363 SH       SOLE                  8802200            630163
Safeway Inc.                   COM              786514208   379750 13009600 SH       SOLE                 12173900            835700
Sara Lee Corporation           COM              803111103   354046 17153400 SH       SOLE                 15890000           1263400
Staples, Inc.                  COM              855030102   145670  7394398 SH       SOLE                  7059198            335200
Target Corporation             COM              87612e106     1524    40000 SH       SOLE                    40000
The Interpublic Group of Compa COM              460690100   444333 17945600 SH       SOLE                 16724700           1220900
The Kroger Co.                 COM              501044101   332720 16719600 SH       SOLE                 15404700           1314900
Toys ''R'' Us Inc.             COM              892335100     1263    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106  1064462 78790700 SH       SOLE                 74028900           4761800
Tyson Foods Inc. Class A       COM              902494103   103231  6655762 SH       SOLE                  6162874            492888
UST Inc.                       COM              902911106   356745 10492500 SH       SOLE                  9902100            590400
United Technologies Corporatio COM              913017109     3056    45000 SH       SOLE                    45000